EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 20, 2018 (Accession No. 0001193125-18-050522), to the Prospectus dated October 27, 2017, for Xtrackers Germany Equity ETF and Xtrackers Eurozone Equity ETF, each a series of DBX ETF Trust.